Equity	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Equity
Note 13. - Equity

As of September 30, 2020, the share capital of the Company amounts to $10,160,166 represented by 101,601,662 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.

Algonquin completed in 2018 the acquisition from Abengoa of its entire stake in Atlantica, 41.47% of the total shares of the Company, becoming the largest shareholder of the Company. On May 22, 2019, the Company issued an additional 1,384,402 ordinary shares, which were fully subscribed by Algonquin for a total amount of $30,000,000, increasing the stake of Algonquin to 42.27%. Additionally, Algonquin purchased 2,000,000 ordinary shares on May 31, 2019, increasing its stake in Atlantica to 44.2%.

Atlantica´s reserves as of September 30, 2020 are made up of share premium account and distributable reserves.

Accumulated deficit primarily include results attributable to Atlantica.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda , by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, by Algerian Energy Company, SPA in Tenes and by our partners in the Chilean renewable energy platform in Chile PV I.

On February 26, 2020, the Board of Directors declared a dividend of $0.41 per share corresponding to the fourth quarter of 2019. The dividend was paid on March 23, 2020 for a total amount of $41.7 million.

On May 6, 2020, the Board of Directors declared a dividend of $0.41 per share corresponding to the first quarter of 2020. The dividend was paid on June 15, 2020 for a total amount of $41.7 million.

On July 31, 2020, the Board of Directors declared a dividend of $0.42 per share corresponding to the second quarter of 2020. The dividend was paid on September 15, 2020 for a total amount of $42.7 million.

As of September 30, 2020, there was no treasury stock and there have been no transactions with treasury stock during the nine-month period then ended.